EMPLOYEE FUTURE BENEFITS (Details 8) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2011 Pulp and Paper Industry Pension Plan [Member]		Dec. 31, 2012 Pulp and Paper Industry Pension Plan [Member]		Dec. 31, 2011 Pulp and Paper Industry Pension Plan [Member]		Sep. 30, 2012 Pulp and Paper Industry Pension Plan [Member] Predecessor [Member]		Dec. 31, 2011 Pulp and Paper Industry Pension Plan [Member] Predecessor [Member]		Dec. 31, 2010 Pulp and Paper Industry Pension Plan [Member] Predecessor [Member]		Sep. 30, 2011 Pace Industry Union Management Pension Fund [Member]		Dec. 31, 2012 Pace Industry Union Management Pension Fund [Member]		Dec. 31, 2011 Pace Industry Union Management Pension Fund [Member]		Sep. 30, 2012 Pace Industry Union Management Pension Fund [Member] Predecessor [Member]		Dec. 31, 2011 Pace Industry Union Management Pension Fund [Member] Predecessor [Member]		Dec. 31, 2010 Pace Industry Union Management Pension Fund [Member] Predecessor [Member]
EIN / pension plan number 1			BCFIC -P085324 CRA -0394940	[1],[2]											11-6166763 -001	[1],[3]
Pension Protection Act Zone Status			Green	[2],[4]	Green	[2],[4]									Red	[3],[4]	Red	[3],[4]
FIP / RP status pending / implemented 3			NA	[2],[5]											NA	[3],[5]
Contributions by Catalyst paper	1.9	[2],[6]					6.8	[2],[6]	9.2	[2],[6]	8.9	[2],[6]	0.1	[3],[6]					0.7	[3],[6]	0.9	[3],[6]	0.9	[3],[6]
Surcharge imposed			No	[2]											No	[3]
Expiration date			Apr. 30, 2017	[2],[7]											Jan. 03, 2014	[3],[7]

[1]	Employer identification number and three digit pension plan number, if applicable.
[2]	Plan participants are members and former members of the Pulp Paper and Woodworkers of Canada (PPWC) and the Communication Energy and Paperworkers Union (CEP).
[3]	Plan participants are members and former members of the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union (United Steelworkers or USW).
[4]	Funded status on each balance sheet date presented expressed as a zone status. Green status equals at least 80% funded, yellow status equals less than 80% funded and red status equals less than 65% funded.
[5]	Indicates whether a funding improvement plan (FIP) or a rehabilitation plan (RP) is pending or has been implemented.
[6]	The company's annual contributions to the Pulp and Paper Industry Pension Plan in each respective year were greater than 5% of total employer contributions. The company's annual contributions to the PACE Industry Union Management Pension Fund in each respective year were less than 5% of total employer contributions.
[7]	Expiration date of collective bargaining agreement on December 31, 2012.